Average Annual Total Returns - PROFUND VP INTERNATIONAL	None OneYear	None FiveYears	None TenYears	None Inception Date	MSCI EAFE® Index OneYear		MSCI EAFE® Index FiveYears		MSCI EAFE® Index TenYears
Total	4.90%	4.93%	2.95%	Aug. 31, 2007	7.82%	[1]	7.45%	[1]	5.51%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.